Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Summary of movements of goodwill and intangible assets
The following table summarizes the movements of goodwill and other intangible assets in 2022:

		Intangible assets other than goodwill
($ millions)	Goodwill	Alcon brand name	Acquired in-process research & development	Technologies	Currently marketed products	Marketing know-how	Other intangible assets (including software)	Total

Cost
January 1, 2022	8,905	2,980	737	5,369	4,803	5,960	658	20,507
Impact of business combination	65	—	175	—	850	—	—	1,025
Impact of asset acquisitions	—	—	10	—	385	—	12	407
Additions	—	—	—	—	151	—	57	208
Disposals and derecognitions(1)	—	—	(2)	—	—	—	(7)	(9)
December 31, 2022	8,970	2,980	920	5,369	6,189	5,960	720	22,138

Accumulated amortization
January 1, 2022	—	—	(180)	(5,238)	(3,471)	(2,622)	(231)	(11,742)
Amortization charge	—	—	—	(40)	(279)	(239)	(95)	(653)
Disposals and derecognitions(1)	—	—	2	—	—	—	6	8
Impairment charges	—	—	(3)	—	(59)	—	—	(62)
December 31, 2022	—	—	(181)	(5,278)	(3,809)	(2,861)	(320)	(12,449)
Net book value at December 31, 2022	8,970	2,980	739	91	2,380	3,099	400	9,689
(1)     Derecognitions of assets that are no longer used or being developed and are not considered to have a significant disposal value or other alternative use.
The following table summarizes the allocation of the net book values of goodwill and other intangible assets by reportable segment at December 31, 2022:

		Intangible assets other than goodwill
($ millions)	Goodwill	Alcon brand name	Acquired in-process research & development	Technologies	Currently marketed products	Marketing know-how	Other intangible assets (including software)	Total
Surgical	4,544	—	564	91	583	3,099	240	4,577
Vision Care	4,426	—	175	—	1,797	—	160	2,132
Not allocated to segments	—	2,980	—	—	—	—	—	2,980
Net book value at December 31, 2022	8,970	2,980	739	91	2,380	3,099	400	9,689
The following table summarizes the movements of goodwill and other intangible assets in 2021:

		Intangible assets other than goodwill
($ millions)	Goodwill	Alcon brand name	Acquired in-process research & development	Technologies	Currently marketed products	Marketing know-how	Other intangible assets (including software)	Total

Cost
January 1, 2021	8,905	2,980	727	5,369	4,440	5,960	556	20,032
Additions	—	—	20	—	359	—	104	483
Reclassifications	—	—	(10)	—	10	—	—	—
Disposals and derecognitions(1)	—	—	—	—	(6)	—	(2)	(8)
December 31, 2021	8,905	2,980	737	5,369	4,803	5,960	658	20,507

Accumulated amortization
January 1, 2021	—	—	—	(5,199)	(3,197)	(2,384)	(155)	(10,935)
Amortization charge	—	—	—	(39)	(235)	(238)	(78)	(590)
Disposals and derecognitions (1)	—	—	—	—	6	—	2	8
Impairment charges	—	—	(180)	—	(45)	—	—	(225)
December 31, 2021	—	—	(180)	(5,238)	(3,471)	(2,622)	(231)	(11,742)
Net book value at December 31, 2021	8,905	2,980	557	131	1,332	3,338	427	8,765
(1)     Derecognitions of assets that are no longer used or being developed and are not considered to have a significant disposal value or other alternative use.
The following table summarizes the allocation of the net book values of goodwill and other intangible assets by reportable segment at December 31, 2021:

		Intangible assets other than goodwill
($ millions)	Goodwill	Alcon brand name	Acquired in-process research & development	Technologies	Currently marketed products	Marketing know-how	Other intangible assets (including software)	Total
Surgical	4,544	—	555	131	229	3,338	251	4,504
Vision Care	4,361	—	2	—	1,103	—	176	1,281
Not allocated to segments	—	2,980	—	—	—	—	—	2,980
Net book value at December 31, 2021	8,905	2,980	557	131	1,332	3,338	427	8,765

Assumptions used in calculations for the recoverable amounts of goodwill and intangible assets
The following assumptions were used in the calculations for the recoverable amounts of goodwill and the Alcon brand name at December 31, 2022 and 2021:

	2022		2021
(As a percentage)	Surgical	Vision Care	Surgical	Vision Care
Terminal growth rate	3.0	3.0	3.0	3.0
Discount rate (post-tax)	9.0	8.75	7.0	6.5

Intangible asset impairment charges	The following table shows the intangible asset impairment charges in 2022, 2021 and 2020:

($ millions)	2022	2021	2020
Surgical	(60)	(178)	(66)
Vision Care	(2)	(47)	(101)
Total	(62)	(225)	(167)